Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,882,187	$ 2,682,252
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	72,122	65,982
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	97,952	73,997
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,353	7,671
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,786,828	1,654,955
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,089	10,709
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	216,217	205,564
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	40	73
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 52,640	$ 47,529